Discontinued Operations (Balance Sheet Information of Discontinued Operations) (Details) - Sogou [Member] $ in Thousands	Dec. 31, 2020 USD ($)
ASSETS
Cash and cash equivalents	$ 287,185
Restricted cash	23,018
Short-term investments	774,618
Account and financing receivables, net	73,656
Prepaid and other current assets	28,946
Long-term investments, net	74,004
Fixed assets, net	89,089
Goodwill	6,527
Intangible assets, net	1,446
Other assets	53,679
Total assets associated with discontinued operations	1,412,168
LIABILITIES
Accounts payable	122,695
Accrued liabilities	68,582
Receipts in advance	64,414
Accrued salary and benefits	25,350
Taxes payable	64,082
Other short-term liabilities	61,154
Long-term liabilities	10,721
Total liabilities associated with discontinued operations	$ 416,998